Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended			72 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Operating profit, other operating income and expense
Cost of inventories recognised as expense during period	$ 7,001	$ 6,038	$ 9,618
Research and development expense	13,583	10,935	9,762
Total other operating income and expense	252	1,340	514
Other payables	1,124	1,446	1,975	$ 1,124
Movement in profit-participation liability		190
Financial liabilities	30,295	28,622	29,232	30,295
Waltham site
Operating profit, other operating income and expense
Net (losses)/gains on disposal of other non-current assets			125
Selling, general and administrative costs
Operating profit, other operating income and expense
Legal proceedings provision	48	1,013	789
Other operating income and expense
Operating profit, other operating income and expense
Royalty income	103	107	59
Gains on disposal of intangible assets	64	251	104
Net (losses)/gains on disposal of other non-current assets	(4)	41	112
Update to the contractual relationships for Beyfortus		712
Other income	210	393	439
Other expense	(121)	(164)	(200)
Total other operating income and expense	252	1,340	514
Research and development expense
Operating profit, other operating income and expense
Government grants	0	74	113
BMS's share of Global Diabetes Alliance | Selling, general and administrative costs
Operating profit, other operating income and expense
Fair value gains (losses) on contingent consideration arising from acquisitions	(260)	(520)	(182)
Alexion Pharmaceuticals, Inc. | Cost of sales
Operating profit, other operating income and expense
Charge relating to release of fair value uplifts on inventory	0	114	3,484
Pulmicort Flexhaler
Operating profit, other operating income and expense
Gains on disposal of intangible assets		241
COVID-19 mAbs
Operating profit, other operating income and expense
Government grants	0	0	112
Vaxzevria
Operating profit, other operating income and expense
Government grants	0	74	1
Brazikumab
Operating profit, other operating income and expense
Other income	$ 0	75	138
Beyfortus
Operating profit, other operating income and expense
Movement in profit-participation liability		190		$ 400
Profit participation liability			$ 522
Beyfortus | Other operating income and expense
Operating profit, other operating income and expense
Gain on extinguishment of profit participation liability		$ 712